Summary of Significant Accounting Policies (Details)	6 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2025 USD ($)
Summary of Significant Accounting Policies [Line Items]
Gross revenue	$ 10,886,381	$ 12,410,490
Exchanges rates	7.79742	7.7715
Hong Kong Dollar [Member]
Summary of Significant Accounting Policies [Line Items]
Exchanges rates	7.77
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Exchanges rates	7.85
Jumpstart Our Business Startup Act [Member]
Summary of Significant Accounting Policies [Line Items]
Gross revenue			$ 1,235,000,000
Non-affiliates exceeds			700,000,000
Non-convertible debt			$ 1,000,000,000